THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND OCTOBER 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.6%

	Shares	Value (000)
BELGIUM — 2.7%
VGP	6,309	$1,634

CANADA — 2.3%
Franco-Nevada	9,799	1,399

FRANCE — 2.4%
LVMH Moet Hennessy Louis Vuitton ADR	9,048	1,424

HONG KONG — 1.4%
AIA Group	75,673	854

IRELAND — 2.2%
Accenture, Cl A	3,656	1,312

ISRAEL — 0.7%
Fiverr International *	2,397	408

JAPAN — 5.9%
Daifuku	14,577	1,336
FANUC	6,793	1,330
Sumitomo Mitsui Financial Group	27,530	899

		3,565

NETHERLANDS — 2.2%
ASML Holding, Cl G	1,605	1,305

SPAIN — 1.9%
Industria de Diseno Textil	31,446	1,136

SWITZERLAND — 4.5%
Nestle ADR	13,561	1,788
Novartis ADR	11,110	919

		2,707

UNITED KINGDOM — 4.5%
London Stock Exchange Group	6,471	629
Royal Dutch Shell ADR, Cl B	33,151	1,520
Unilever ADR	9,697	519

		2,668

UNITED STATES — 63.9%
COMMUNICATION SERVICES — 8.0%
Alphabet, Cl C *	692	2,052
Verizon Communications	27,344	1,449
Walt Disney	7,714	1,304

		4,805

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND OCTOBER 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

	Shares	Value (000)
CONSUMER DISCRETIONARY — 5.0%
Amazon.com *	261	$880
NIKE, Cl B	10,117	1,693
Stitch Fix, Cl A *	12,438	430

		3,003

CONSUMER STAPLES — 2.6%
Estee Lauder, Cl A	4,751	1,541

ENERGY — 5.1%
ChampionX *	18,412	483
EOG Resources	18,109	1,674
Schlumberger	28,072	906

		3,063

FINANCIALS — 8.1%
Goldman Sachs Group	5,027	2,078
JPMorgan Chase	11,310	1,922
MSCI, Cl A	1,292	859

		4,859

HEALTH CARE — 14.2%
CryoPort *	9,628	785
CVS Health	12,377	1,105
Guardant Health *	5,378	628
Illumina *	4,598	1,908
Intellia Therapeutics *	11,816	1,571
Intuitive Surgical *	1,858	671
Regeneron Pharmaceuticals *	2,841	1,818

		8,486

INDUSTRIALS — 2.4%
Kadant	6,458	1,435

INFORMATION TECHNOLOGY — 14.3%
Apple	10,096	1,512
Cadence Design Systems *	6,619	1,146
Cognex	17,172	1,504
Impinj *	27,789	1,937
NVIDIA	4,338	1,109
Splunk *	8,165	1,346

		8,554

REAL ESTATE — 1.9%
Terreno Realty ‡	15,739	1,151

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND OCTOBER 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

	Shares	Value (000)

UTILITIES — 2.3%
American Electric Power	15,956	$1,352

		38,249

TOTAL COMMON STOCK (Cost $44,639)		56,661

TOTAL INVESTMENTS— 94.6% (Cost $44,639)		$56,661

Percentages are based on Net Assets of $59,883 (000).
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.